Supplement dated January 31, 2024
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Large Cap Growth Fund	5/1/2023
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information under the heading “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Melda Mergen, CFA, CAIA	Senior Portfolio Manager, Managing Director and Global Head of Equities	Co-Portfolio Manager	2019
Tiffany Wade	Senior Portfolio Manager	Co-Portfolio Manager	2021
Michael Guttag	Associate Portfolio Manager	Co-Portfolio Manager	January 2024
The rest of the section remains the same.
The portfolio manager information under the heading “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Melda Mergen, CFA, CAIA	Senior Portfolio Manager, Managing Director and Global Head of Equities	Co-Portfolio Manager	2019
Tiffany Wade	Senior Portfolio Manager	Co-Portfolio Manager	2021
Michael Guttag	Associate Portfolio Manager	Co-Portfolio Manager	January 2024
Ms. Mergen joined one of the Columbia Management legacy firms or acquired business lines in 1999. Ms. Mergen began her investment career in 1999 and earned a B.A. from Bogazici University and an M.B.A. from the University of Massachusetts at Amherst.
Ms. Wade joined one of the Columbia Management legacy firms or acquired business lines in 2010. Ms. Wade began her investment career in 2008 and earned a B.A. in economics from Brown University.
Mr. Guttag joined the Investment Manager in 2021. Prior to joining the Investment Manager, Mr. Guttag was head of sector strategies and data services at Renaissance Macro Research. Mr. Guttag began his investment career in 2010 and earned degrees in finance and American history from Syracuse University, Martin J. Whitman School of Management.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP7013-0001_(1/24)

Supplement dated January 31, 2024
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Overseas Core Fund	5/1/2023
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information under the heading “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Fred Copper, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2018
Daisuke Nomoto, CMA (SAAJ)	Senior Portfolio Manager	Co-Portfolio Manager	2018
Paul DiGiacomo, CFA	Senior Portfolio Manager	Co-Portfolio Manager	January 2024
The rest of the section remains the same.
The portfolio manager information under the heading “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Fred Copper, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2018
Daisuke Nomoto, CMA (SAAJ)	Senior Portfolio Manager	Co-Portfolio Manager	2018
Paul DiGiacomo, CFA	Senior Portfolio Manager	Co-Portfolio Manager	January 2024
Mr. Copper joined one of the Columbia Management legacy firms or acquired business lines in 2005. Mr. Copper began his investment career in 1990 and earned a B.S. from Boston College and an M.B.A. from the University of Chicago.
Mr. Nomoto joined one of the Columbia Management legacy firms or acquired business lines in 2005. Mr. Nomoto began his investment career in 1993 and earned a B.A. from Shiga University, Japan.
Mr. DiGiacomo joined the Investment Manager in 2006. Mr. DiGiacomo began his investment career in 2001 and earned a B.S. in civil engineering from Brown University and an M.B.A. from the Tuck School of Business at Dartmouth College.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP7018-0001_(1/24)

Supplement dated January 31, 2024
to the Prospectus and Summary Prospectus, each as supplemented as applicable, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Select Large Cap Equity Fund	5/1/2023
Effective immediately, the following changes are hereby made to the Fund’s Prospectus and Summary Prospectus.
The portfolio manager information under the heading "Fund Management" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Melda Mergen, CFA, CAIA	Senior Portfolio Manager, Managing Director and Global Head of Equities	Co-Portfolio Manager	2018
Tiffany Wade	Senior Portfolio Manager	Co-Portfolio Manager	2019
Michael Guttag	Associate Portfolio Manager	Co-Portfolio Manager	January 2024
The rest of the section remains the same.
The portfolio manager information under the heading "Primary Service Provider Contracts - Portfolio Managers" in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Melda Mergen, CFA, CAIA	Senior Portfolio Manager, Managing Director and Global Head of Equities	Co-Portfolio Manager	2018
Tiffany Wade	Senior Portfolio Manager	Co-Portfolio Manager	2019
Michael Guttag	Associate Portfolio Manager	Co-Portfolio Manager	January 2024
Ms. Mergen joined one of the Columbia Management legacy firms or acquired business lines in 1999. Ms. Mergen began her investment career in 1999 and earned a B.A. from Bogazici University and an M.B.A. from the University of Massachusetts at Amherst.
Ms. Wade joined one of the Columbia Management legacy firms or acquired business lines in 2010. Ms. Wade began her investment career in 2008 and earned a B.A. in economics from Brown University.
Mr. Guttag joined the Investment Manager in 2021. Prior to joining the Investment Manager, Mr. Guttag was head of sector strategies and data services at Renaissance Macro Research. Mr. Guttag began his investment career in 2010 and earned degrees in finance and American history from Syracuse University, Martin J. Whitman School of Management.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP7071-0001_(1/24)

Supplement dated January 31, 2024
to the Prospectus and Summary Prospectus, each as supplemented, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Seligman Global Technology Fund	5/1/2023
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information under the heading “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Role with Fund	Managed Fund Since
Vimal Patel	Co-Portfolio Manager	2018
Paul Wick	Co-Portfolio Manager	2006
Shekhar Pramanick	Technology Team Member	2014
Sanjay Devgan	Technology Team Member	2014
Christopher Boova	Technology Team Member	2016
Sanjiv Wadhwani	Technology Team Member	2021
The rest of the section remains the same.
The portfolio manager information under the heading “Primary Service Providers Contracts - Portfolio Managers” in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Role with Fund	Managed Fund Since
Vimal Patel	Co-Portfolio Manager	2018
Paul Wick	Co-Portfolio Manager	2006
Shekhar Pramanick	Technology Team Member	2014
Sanjay Devgan	Technology Team Member	2014
Christopher Boova	Technology Team Member	2016
Sanjiv Wadhwani	Technology Team Member	2021
Mr. Patel joined the Investment Manager in 2014. Mr. Patel began his investment career in 2001 and earned a B.S. from North Carolina State University, an M.S. from the University of Colorado, Boulder, and an M.B.A. from the Anderson School of Management at the University of California, Los Angeles.
Mr. Wick joined one of the Columbia Management legacy firms or acquired business lines in 1987. Mr. Wick is Team Leader and Portfolio Manager for the Columbia Seligman Technology strategies. Mr. Wick began his investment career in 1987 and earned a B.A. from Duke and an M.B.A. from Duke’s Fuqua School of Business.
Dr. Pramanick joined the Investment Manager in 2012. Dr. Pramanick began his investment career in 1993 and earned a B.S. from the National Institute of Technology, an M.S. from the University of Oregon and a Ph.D. from North Carolina State University.
Mr. Devgan joined the Investment Manager in 2012. Mr. Devgan began his investment career in 1995 and earned a B.S. from University of California and an M.B.A. from Santa Clara University.
Mr. Boova joined one of the Columbia Management legacy firms or acquired business lines in 2000. Mr. Boova began his investment career in 1995 and earned two B.S. degrees from Worcester Polytechnic Institute, an M.A. from Georgetown University and an M.B.A. from the Wharton School at the University of Pennsylvania.
Mr. Wadhwani joined the Investment Manager in 2016. Mr. Wadhwani began his investment career in 1998 and earned a B.S. from the University of Bombay and an M.B.A. from the University of Iowa.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP7072-0001_(1/24)